Notes Receivable (Details) - USD ($)	Dec. 31, 2019	Dec. 31, 2018
Notes Receivable [Abstract]
Bank notes receivable	$ 15,865,267	$ 14,048,004
Commercial notes receivable	291,425	1,021,226
Endorsed but undue notes		1,273,459
Total	$ 16,156,692	$ 16,342,689